Financial Risk Management Objectives and Policies - Summary of Currency Risk Exposure (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Currency Risk Exposure [Line Items]
Cash and cash equivalents	€ 132,994	€ 207,530	€ 103,353	€ 39,367
Financial assets	13,496	28,198
Currency risk [member] | Immatics GmbH [Member]
Disclosure Of Currency Risk Exposure [Line Items]
Cash and cash equivalents	11,787	6,788
Financial assets	0	24,448
Total assets exposed to the risk	11,787	31,236
Immatics N.V. [Member] | Currency risk [member]
Disclosure Of Currency Risk Exposure [Line Items]
Cash and cash equivalents	10,410	42,528
Financial assets	0	0
Total assets exposed to the risk	€ 10,410	€ 42,528